Summary of Assumptions Used in Accounting for Medical Benefit Plan (Detail) (Medical Benefits)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	8.00%	8.50%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	6.00%	6.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	10.00%	10.00%